Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000109286 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		6.36%	14.00%	8.76%
C000109287 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		10.20%	14.32%	8.76%
C000109289 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		12.29%	15.48%	9.69%
C000109288 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		12.42%	15.64%	9.85%
C000231973 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent	[1]	12.47%	15.66%	9.78%
C000143754 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		4.99%	10.17%	7.99%
C000143755 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		8.79%	10.48%	7.98%
C000143756 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		10.86%	11.59%	8.91%
C000143757 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		10.95%	11.71%	9.02%
C000172508 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent	[2]	10.07%	13.90%	13.69%
C000172509 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent	[3]	13.97%	14.21%	13.58%
C000172510 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent	[4]	16.15%	15.36%	14.65%
C000172511 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		16.26%	15.48%	14.75%
C000175943 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		(2.14%)	(0.53%)	1.17%
C000175944 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		(0.66%)	(0.68%)	1.03%
C000175945 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent	[5]	1.49%	0.45%	1.93%
C000175946 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent	[6]	1.37%	0.45%	1.93%
C000193583 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		6.23%	8.34%	8.46%
C000193584 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		9.92%	8.62%	8.36%
C000193585 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		12.04%	9.69%	9.25%
C000231974 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent	[7]	12.20%	9.74%	9.16%
C000193586 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		9.21%	14.48%	12.83%
C000193587 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		13.02%	14.73%	12.69%
C000193588 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		15.23%	15.97%	13.71%
C000193589 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		15.27%	16.00%	13.77%
C000231975 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent	[8]	15.32%	15.94%	13.55%
C000193591 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		4.15%	12.84%	8.27%
C000193592 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		7.65%	13.02%	8.18%
C000193593 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		9.80%	14.25%	9.12%
C000193595 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent	[9]	9.93%	14.39%	9.16%
C000193594 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		9.90%	14.38%	9.32%
C000193597 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		21.36%	10.15%	5.60%
C000193598 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		25.94%	10.57%	5.34%
C000193599 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		28.21%	11.71%	6.52%
C000193600 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent	[10]	28.34%	11.82%	6.59%
Without Sales Load [Member] | C000109286 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		12.00%	15.18%	9.41%
Without Sales Load [Member] | C000109287 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		11.20%	14.32%	8.76%
Without Sales Load [Member] | C000143754 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		10.51%	11.31%	8.64%
Without Sales Load [Member] | C000143755 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		9.79%	10.48%	7.98%
Without Sales Load [Member] | C000172508 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		15.86%	15.08%	14.37%
Without Sales Load [Member] | C000172509 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		14.97%	14.21%	13.58%
Without Sales Load [Member] | C000175943 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		1.13%	0.14%	1.66%
Without Sales Load [Member] | C000175944 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		0.32%	(0.68%)	1.03%
Without Sales Load [Member] | C000193583 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		11.83%	9.46%	9.02%
Without Sales Load [Member] | C000193584 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		10.92%	8.62%	8.36%
Without Sales Load [Member] | C000193586 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		14.95%	15.66%	13.41%
Without Sales Load [Member] | C000193587 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		14.02%	14.73%	12.69%
Without Sales Load [Member] | C000193591 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		9.55%	13.99%	8.82%
Without Sales Load [Member] | C000193592 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		8.65%	13.02%	8.18%
Without Sales Load [Member] | C000193597 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - excluding sales load
Average Annual Return, Percent		27.73%	11.29%	6.14%
Without Sales Load [Member] | C000193598 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - excluding sales load
Average Annual Return, Percent		26.94%	10.57%	5.34%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		15.30%	15.96%	12.96%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.08%	(0.73%)	1.76%
Sixty Russell 1000 Index and 40 Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		12.29%	9.58%	9.05%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.11%	0.51%	2.20%
MSCI All Country World Ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Ex USA Index
Average Annual Return, Percent		17.72%	10.13%	6.12%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent		15.66%	16.30%	13.35%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Average Annual Return, Percent		7.68%	10.04%	7.12%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent		17.22%	18.15%	17.01%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Average Annual Return, Percent		13.70%	13.93%	9.19%

[1]	The inception date was October 28, 2021. Performance information was calculated using the historical performance of Class Y shares for the periods prior to October 28, 2021.
[2]	The inception date was August 15, 2016. Performance information was calculated using the historical performance of Institutional Class shares for the periods prior to August 15, 2016.
[3]	The inception date was August 15, 2016. Performance information was calculated using the historical performance of Institutional Class shares for the periods prior to August 15, 2016.
[4]	The inception date was August 15, 2016. Performance information was calculated using the historical performance of Institutional Class shares for the periods prior to August 15, 2016.
[5]	The inception date was August 30, 2016. Performance information was calculated using the historical performance of Class A shares for the periods prior to August 30, 2016.
[6]	The inception date was August 30, 2016. Performance information was calculated using the historical performance of Class A shares for the periods prior to August 30, 2016.
[7]	The inception date was October 28, 2021. Performance information was calculated using the historical performance of Class A shares for the period prior to October 28, 2021.
[8]	The inception date was October 28, 2021. Performance information was calculated using the historical performance of Class A shares for the periods prior to October 28, 2021.
[9]	The inception date was October 30, 2017. Performance information was calculated using the historical performance of Class Y shares for the periods prior to October 30, 2017.
[10]	The inception date was October 30, 2017. Performance information was calculated using the historical performance of Class Y shares for the periods prior to October 30, 2017.